Summary of Significant Accounting Policies - Narrative (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Accounting Policy [Line Items]
Notes receivable from participants	$ 4,819,519	$ 3,895,505
Minimum
EBP, Accounting Policy [Line Items]
Interest rate	4.25%
Maximum
EBP, Accounting Policy [Line Items]
Interest rate	10.25%